Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Natixis Funds Trust I
Prospectus Date	rr_ProspectusDate	Jun. 05, 2020
Document Creation Date	dei_DocumentCreationDate	Jun. 05, 2020